Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income	$ 82,140	$ 58,101	$ 74,192
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	63,272	87,080	68,821
Amortization of loan fees and costs, net	2,871	4,179	3,500
Provision for depreciation	7,583	7,126	7,473
Other than temporary impairment on investment securities		23	613
Amortization of intangible assets	3,534	3,422	3,746
Amortization/(accretion) of investment securities	490	(2,413)	(2,682)
Deferred income tax (benefit)	28,466	(9,603)	(8,932)
Realized net investment security gains	(28,829)	(11,864)	(7,340)
Compensation expense for issuance of treasury stock to directors	388	449	434
OREO devaluations	8,219	13,206	6,818
Changes in assets and liabilities:
Increase in other assets	(23,811)	(23,752)	(43,683)
Increase (decrease) in other liabilities	(10,826)	180	(30,622)
Cash included in assets held for sale	(6,766)
Net cash provided by operating activities	126,731	126,134	72,338
Investing activities:
Proceeds from sales of available-for-sale securities	584,573	460,192	204,304
Proceeds from sales of held-to-maturity securities	25,410
Proceeds from calls and maturities of securities:
Held-to-maturity	454,937	146,986	40,105
Available-for-sale	557,552	2,238,059	426,841
Purchase of securities:
Held-to-maturity	(625,925)	(313,642)	(118,667)
Available-for-sale	(641,751)	(2,719,265)	(349,895)
Net decrease (increase) in other investments	1,095	220	(114)
Net loan originations, excluding loan sales	(344,979)	(595,835)	(814,981)
Proceeds from sale of loans	269,922	443,369	615,072
Purchases of bank owned life insurance, net	(3,000)	(4,562)
Purchases of premises and equipment, net	(6,618)	(7,602)	(8,011)
Net cash provided by (used in) investing activities	271,216	(352,080)	(5,346)
Financing activities:
Net (decrease) increase in deposits	(97,708)	(92,632)	426,302
Net decrease(increase) in short-term borrowings	(400,075)	339,450	(334,977)
Issuance of treasury stock, net		33,541	53,475
Proceeds from issuance of subordinated notes			35,250
Proceeds from long-term debt	203,000		60,100
Repayment of long-term debt	(16,551)	(17,648)	(261,278)
Cash dividends paid	(62,907)	(62,076)	(58,035)
Net cash (used in) provided by (used in) financing activities	(374,241)	200,635	(79,163)
Increase (decrease) in cash and cash equivalents	23,706	(25,311)	(12,171)
Cash and cash equivalents at beginning of year	133,780	159,091	171,262
Cash and cash equivalents at end of year	$ 157,486	$ 133,780	$ 159,091